OTHER (GAINS) AND LOSSES - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about business combination [line items]
Impairment loss on non-financial assets, COVID-19	$ 0.0	$ 103.5
Impairment of property, plant and equipment	$ 24.3	76.7
Civil Aviation
Disclosure of detailed information about business combination [line items]
Impairment of property, plant and equipment		46.7
Impairment of intangible assets		22.2
Inventory write-down		11.2
Defense and Security
Disclosure of detailed information about business combination [line items]
Impairment of intangible assets		12.6
Inventory write-down		$ 10.8